Shareholder Fees - FidelityInternationalRealEstateFund-RetailPRO	Sep. 28, 2024 USD ($)
FidelityInternationalRealEstateFund-RetailPRO | Fidelity International Real Estate Fund
Shareholder Fees:
(fees paid directly from your investment)	none